CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 63,717	$ 54,873
Securities	30,293	19,256
Trade receivables	3,829	4,164
Tax receivables	631	1,092
Other receivables	43,502	64,446
Inventories	840	1,100
Restricted cash	365	142
Deposits, prepaid and other	1,688	581
Assets held for sale	34,743
Total current assets	179,608	145,654
Non-current Assets
Securities	2,435	3,625
Real estate for sale	12,920	12,867
Investment property	31,850	34,430
Property, plant and equipment	28,871	49,065
Interests in resource properties	201,802	254,706
Deferred income tax assets	9,677	9,619
Other	8,314
Total non-current assets	295,869	364,312
Asset held for sale	475,477	509,966
Current Liabilities
Account payables and accrued expenses	21,099	11,346
Income tax liabilities	1,515	1,002
Liabilities relating to assets held for sale	20,358
Total current liabilities	42,972	12,348
Non-current Liabilities
Bonds payable	35,538	35,227
Loan payable	7,424	6,817
Decommissioning obligations		15,096
Deferred income tax liabilities	56,570	67,461
Other	466	483
Total non-current liabilities	99,998	125,084
Total liabilities	142,970	137,432
Equity
Capital stock, fully paid	19	19
Additional paid-in capital	313,070	312,468
Treasury stock	(2,643)	(2,643)
Contributed surplus	18,687	18,988
(Deficit) retained earnings	(31,499)	9,078
Accumulated other comprehensive income	27,524	27,690
Shareholders' equity	325,158	365,600
Non-controlling interests	7,349	6,934
Total equity	332,507	372,534
Total liabilities and equity	$ 475,477	$ 509,966